August 1, 2014

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

Re:	Trust for Professional Managers (the “Registrant”) File Nos. 333-62298 and 811-10401

Dear Sir or Madam:

Transmitted herewith for filing pursuant to Rule 14a-6(a) of Regulation 14A under the Securities Exchange Act of 1934 (the “1934 Act”) is a preliminary copy of the Notice and Proxy Statement to be sent to shareholders in connection with a Special Meeting of Shareholders of the Smead Value Fund, a series of the Registrant, to be held on November 7, 2014 (the “Meeting”).  The close of business on August 21, 2014 is the record date for the determination of shareholders entitled to notice of and to vote at the Meeting or any adjournments thereof.  The Meeting will be held for the purposes set forth in the Proxy Statement.

Pursuant to Rule 14a-6(i)(2) of the 1934 Act, no fee is required for this filing.

If you have any questions concerning this filing, you may contact Francine S. Hayes at (617) 662-3969.

Very truly yours,

/s/ John P. Buckel

John P. Buckel
President and Principal Executive Officer
Trust for Professional Managers

Enclosures

cc:	C. Smead C. Gehl P. Krill